Private pension liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Summary of net defined benefit liability (asset)
Changes in the period

	2021	2020

As of January 1	13,387,913	3,759,090
Contributions received	3,056,032	1,678,532
Transfer with third party plans	16,854,605	7,657,636
Withdraws	(1,468,710)	(304,194)
Interest from assets within FIEs	91,560	596,849
As of December 31	31,921,400	13,387,913